Document and Entity Information	Sep. 21, 2023
Cover [Abstract]
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000073756
Document Type	8-K
Document Period End Date	Sep. 21, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-10945
Entity Tax Identification Number	95-2628227
Entity Address, Address Line One	5875 North Sam Houston Parkway West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77086
City Area Code	(713)
Local Phone Number	329-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.25 per share
Trading Symbol	OII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false